Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Jun. 30, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	100,000,000,000	100,000,000,000
Ordinary shares, shares issued	10,000,000	10,000,000
Ordinary shares, shares outstanding	10,000,000	10,000,000